Defined Contribution Plan (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined contribution plan, matching contribution, percentage of employee's gross pay			6.00%
Defined contribution plan, cost	$ 0.0	$ 0.8		$ 0.0